Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Net deferred tax assets and liabilities [abstract]
Schedule of deferred tax assets and liabilities	As of December 31, 2024 and December 31, 2023, on a consolidated basis, the movement by nature of Net Deferred Tax Assets and Liabilities are as follows:

	As of December 31,
In thousands of USD	2023	Profit / (Loss)	OCI Gain / (Loss)	Effect of translation	2024
Financial assets measured at fair value through OCI	2,058	—	(1,114)	—	944
Tax losses	7,464	(3,064)	—	(2,515)	1,885
Tax benefits	497	(199)	—	—	298
Leases	1,407	538	—	—	1,945
Deferred tax assets offset	(10,895)	3,631	—	2,515	(4,749)
Total Deferred tax assets	531	906	(1,114)	—	323

	As of December 31,
In thousands of USD	2023	Profit / (Loss)	OCI Gain / (Loss)	Effect of translation	2024
Assets depreciation and amortization	(421)	148	—	—	(273)
Unrealized foreign exchange gains - P&L	(8,854)	4,234	—	2,479	(2,141)
Leases	(1,684)	(1,100)	—	—	(2,784)
Others	(140)	49	—	—	(91)
Deferred tax liabilities offset	10,895	(3,631)	—	(2,515)	4,749
Total Deferred tax liabilities	(204)	(300)	—	(36)	(540)

	As of December 31,
In thousands of USD	2022	Profit / (Loss)	OCI Gain / (Loss)	Effect of translation	2023
Financial assets measured at fair value through OCI	4,124	—	(2,066)	—	2,058
Financial assets measured at fair value through PL	973	(973)	—	—	—
Tax losses	9,862	1,588	—	(3,986)	7,464
Tax benefits	699	(201)	—	(1)	497
Leases	3,302	(1,895)	—	—	1,407
Deferred tax assets offset	(18,250)	3,382	—	3,973	(10,895)
Total Deferred tax assets	710	1,901	(2,066)	(14)	531

	As of December 31,
In thousands of USD	2022	Profit / (Loss)	OCI Gain / (Loss)	Effect of translation	2023
Assets depreciation and amortization	(987)	566	—	—	(421)
Unrealized foreign exchange gains - P&L	(13,876)	1,036	—	3,986	(8,854)
Leases	(3,851)	2,167	—	—	(1,684)
Others	(435)	295	—	—	(140)
Deferred tax liabilities offset	18,250	(3,382)	—	(3,973)	10,895
Total Deferred tax liabilities	(899)	682	—	13	(204)